Exhibit 99.1

Noteholders Report

Crusade Global Trust No. 2 of 2006

Record/Determination Date: 13 November 2006

Payment Date: 15 November 2006

(Quarter-end Distribution for the Quarterly Collection Period

from 21 September 2006 to 31 October 2006)

Principal Payments This Peirod

	Beginning of Invested & Stated Amount	Charge Offs – Current Period	Carryover Charge Offs	Principal Payments	Ending Invested & Stated Amount	Bond Factor
Class A-1 Notes (USD)	1,200,000,000.00	0.00	0.00	28,538,461.94	1,171,461,538.06	97.621795%
Class A-2 Notes (EUR)	450,000,000.00	0.00	0.00	10,701,923.23	439,298,076.77	97.621795%
Month 1 -Class A-3 Notes (AUD) #	N/A	N/A	N/A	N/A	N/A	N/A
Month 2 - Class A-3 Notes (AUD)#	N/A	N/A	N/A	N/A	N/A	N/A
Month 3 - Class A-3 Notes (AUD) Paid 15 November 2006	600,000,000.00	0.00	0.00	14,269,230.97	585,730,769.03	97.621795%
Quarter Total Class A-3 Notes (AUD)	600,000,000.00	0.00	0.00	14,269,230.97	585,730,769.03	97.621795%
Class B Notes (AUD)	53,200,000.00	0.00	0.00	0.00	53,200,000.00	100.000000%
Class C Notes (AUD)	24,300,000.00	0.00	0.00	0.00	24,300,000.00	100.000000%

# First Monthly Distribution Date has coincide with the first Quarterly Distribution Date.

Coupon Payments This Quarter

	Base Rate	Margin	Coupon Rate	Coupon Payments
Class A-1 Notes (USD)	5.35379%	0.06%	5.41379%	9,925,281.67
Class A-2 Notes (EUR)	3.253%	0.08%	3.33300%	2,291,437.50
Month 1 - Class A-3 Notes (AUD) #	N/A	N/A	N/A	N/A
Month 2 - Class A-3 Notes (AUD) #	N/A	N/A	N/A	N/A
Month 3 - Class A-3 Notes (AUD) Paid 15 November 2006	6.1633%	0.16%	6.323330%	5,716,956.16
* Quarter Total Class A-3 Notes (AUD)	6.1633%	0.16%
Class B Notes (AUD)	6.1633%	0.22%	6.38330%	511,713.31
Class C Notes (AUD)	6.1633%	0.32%	6.48330%	237,395.35

# First Monthly Distribution Date has coincided with the first Quarterly Distribution Date.

* Rate as at third month.

Principal & Interest Carryover Amounts

	Coupon Rate	Carryover Coupon	Carryover Principal	Carryover Charge Offs	Ending Notional Stated Amount
Class A-1 Notes (USD)	0.00	0.00	0.00	0.00	1,171,461,538.06
Class A-2 Notes (EUR)	0.00	0.00	0.00	0.00	439,298,076.77
Class A-3 Notes (AUD)	0.00	0.00	0.00	0.00	585,730,769.03
Class B Notes (AUD)	0.00	0.00	0.00	0.00	53,200,000.00
Class C Notes (AUD)	0.00	0.00	0.00	0.00	24,300,000.00

*Carryover Amounts for Classes A-1, A-2, B and C Notes are paid quarterly in November, February, May and August.

Payment Summary
Total Principal Collections for the Quarter due on the Quarterly Payment Date falling on 15 November 2006;	AUD
Scheduled Principal Payments	4,620,862.45
Unscheduled Principal Payments	82,646,805.81
Redraws	2,909,213.93

Principal Collections	84,358,454.33

Total Available Principal for the current Quarterly Collection Period	AUD
Principal Collections	84,358,454.33
Principal Charge Offs	0.00
Principal Draws	-14,036,318.41
Payback of Principal Draws	0.00
Total Available Principal	70,322,135.92

Total Trust Expenses for the current Quarterly Collection Period due on the Quarterly Payment Date falling on 15 November 2006:	AUD
Accrued Interest Adjustment (St.George Bank Ltd)	8,720,981.41
Miscellaneous Expenses	0.00
Austraclear Cash Transfer Fees (SFE Clearing Austraclear Ltd)	0.00
Servicing Fee (St.George Bank Ltd)	1,111,487.06
Managers Fee (Crusade Management Ltd)	333,446.11
Custodian Fee (St.George Custodial Pty Ltd)	55,574.35
Standby Basis Swap Fee (St.George Bank Ltd)	2,000.00
Standby Interest Rate Swap Fee (St.George Bank Ltd)	29,706.78
Total Trust Expenses	10,253,195.71

Total Available Funds for the Quarterly Payment Date on 15 November 2006:	AUD
Available Income	25,238,023.62
Payment Shortfall	14,036,318.41
Principal Draws	14,036,318.41
Payback of Principal Draws	0.00
Liquidity Draw	0.00
Advances	0.00
Total Available Funds	39,274,342.03

Outstanding Principal Draws	14,036,318.41

Redraw & Liquidity Reserve for the Quarterly Payment Date falling on 15 November 2006	AUD
Redraw Shortfall	0.00
Redraw Carryover Charge Offs	0.00
Redraw Charge Offs (Current Period)	0.00
Liquidity Reserve Beginning Balance	27,309,973.70
Liquidity Reserve Ending Balance	27,309,973.70

Collateral Data
Pool Summary as at 31 October 2006
Outstanding Balance - Variable Rate Housing Loans (A$)	2,050,508,740
Outstanding Balance - Fixed Rate Housing Loans (A$)	872,264,354
Total Outstanding Balance (A$)	2,922,773,094
Number of Loans Beginning of Period	12,135
Number of Loans End of Period	11,885

Weighed Average Interest Rate	7.0922%
Weighted Average Current LVR	65.40%
Average Loan Size	245,921
Weighted Average Seasoning	17 mths
Weighted Average Term to Maturity	324 mths
Threshold Rate	N/A
Servicer Damages (Material breaches of Representations & Warranties)	Nil
Material modifications, extensions or waivers to home loans	Nil

Arrears – as at 31 October 2006
31 – 60 days
No. of Loans	58
Balance (A$)	10,479,762
% of Period Pool Balance	0.36%
61 - 90 days
No. of Loans	6
Balance (A$)	2,154,907
% of Period Pool Balance	0.07%
91 – 120 days
No. of Loans	0
Balance (A$)	0
% of Period Pool Balance	0.00%
121 + days
No. of Loans	0
Balance (A$)	0
% of Period Pool Balance	0.00%

Foreclosures – as at 31 October 2006
Defaults	Nil
Number of Foreclosures	Nil
Balance (A$) Foreclosures	0

Loss and Recovery Data – as at 31 October 2006
Losses	Nil
LMI Claims To Date	Nil
Mortgage Shortfall	Nil

CPR
August 2006	N/A
September 2006	N/A
October 2006	17.03%